Lease Liabilities (Details) - Schedule of lease liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of lease liabilities [Abstract]
Balance at the beginning of the year	$ 89,781,180	$ 89,781,180	$ 87,511,733	$ 30,779,138	$ 30,221,426	$ 29,670,676	$ 29,127,095
Additions during the year				55,565,863
Rent waiver			(6,126,800)
Interest charged during the year		10,398,008	11,774,031	3,525,982	2,871,035	2,818,714	2,767,074
Repayment during the year			(3,377,784)	(2,359,250)
Balance at the end of the year		$ 90,873,411	89,781,180	87,511,733	$ 30,779,138	$ 30,221,426	$ 29,670,676
Current			8,976,452	2,591,557
Non-Current			$ 80,804,728	$ 84,920,176